Investments Accounted for Using the Equity Method (Investments Recognized in Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 5,387,834	¥ 5,208,758
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	241,674	235,294
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 5,146,160	¥ 4,973,464